Eaton Vance Management

Two International Place

Boston, MA  02110

(617) 482-8260

www.eatonvance.com

March 29, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Eaton Vance Tax-Managed Buy-Write Income Fund (the “Fund”)

Registration Statement on Form N-2 (File Numbers 333-214544; 811-21676)

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company, and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund’s Shelf Registration Statement on Form N-2 (the “Shelf Registration Statement”) with respect to the proposed offering by the Fund of additional common shares of beneficial interest, par value $0.01 per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act.

The Registration Statement was amended as stated in our correspondence filing made on March 29, 2017 in response to the Staff’s comments.  We received no additional comments from the Staff.  We request that the Staff review the Registration Statement as promptly as possible and contact us at its earliest possible convenience if it has any further comments.

The total registration fee for purposes of this filing is $5,541.31, of which $5,539.44 has been wired through the LOCKBOX system to the Securities and Exchange Commission account at Mellon Bank.  The Shelf Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

Questions should be directed to the undersigned at (617) 672-7831.

Sincerely,

/s/ Kimberly McGinn, Esq.

Kimberly McGinn, Esq.

Assistant Vice President

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